Note Payable - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Millions					6 Months Ended	12 Months Ended
	Dec. 21, 2023 USD ($) $ / shares shares	Aug. 02, 2023 USD ($) $ / shares shares	Jan. 27, 2023 USD ($)	Mar. 17, 2022 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2024 CAD ($) shares	Mar. 31, 2024 $ / shares shares	Dec. 31, 2023 CAD ($) shares	Jun. 30, 2023 $ / shares shares	Mar. 31, 2023 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Jun. 28, 2021 $ / shares shares	Jul. 10, 2020 $ / shares shares
Debt Instrument [Line Items]
Number of common stock purchase warrant into which each warrant or right may be converted | shares				1
Warrant principal conversion amount				$ 1.24
Class of warrant exercise period				24 months
Warrant exercise price | $ / shares	$ 1	$ 1		$ 1.24	$ 1.21	$ 1.35		$ 1.21		$ 1.4	$ 1.29	$ 1.18	$ 1.05
Warrant measurement input, price per share | $ / shares		$ 0.85
Loan			$ 5,000,000		$ 2,500,000	$ 2,500,000
Term of facility			6 months
Interest rate of loan			20.00%
Debt costs and discounts				$ 945,000
Warrants issued | shares					17,732,764	22,571,471	17,732,764	17,732,764	22,571,471	12,376,020	17,134,458	19,633,911	17,631,350
Previously Reported
Debt Instrument [Line Items]
Warrants issued | shares						22,518,894			22,518,894
Tranche One
Debt Instrument [Line Items]
Loan			$ 2,500,000
Maximum
Debt Instrument [Line Items]
Proceeds from issuance of warrant exercise				6,000,000
Subscription Agreement
Debt Instrument [Line Items]
Proceeds from issuance of securities				$ 6,000,000
Debt Instrument, Description						The securities sold in the Financing consisted of (1) non-convertible debentures (each, a “Debenture”) and (2) one common stock purchase warrant (each, a “Warrant”) for every US$1.24 of principal of the Debentures purchased for gross proceeds of up to US $6.0 million. Each Warrant is exercisable into one share of common stock (each, a “Warrant Share”) at an exercise price of US$1.24 per Warrant Share with an exercise period of 24 months from the date of closing.
GEM Global Yield LLC SCS
Debt Instrument [Line Items]
Warrant exercise price | (per share)														$ 0.39	$ 0.5
Debt issuance costs												$ 2,809,031
Warrants, measurement input, term														1 year 10 months 6 days	2 years 9 months 25 days
Capital commitments, closing of transaction term					36 months	36 months
Capital commitments, description					The initial CAD $100 million is in the form of a capital commitment that allows the Company to draw down funds during the 36-month term by issuing shares to GEM (or such persons as it may direct) and subject to share lending arrangement(s) being in place. The purchase price of the shares to be sold is set at (i) 90% of the recent average daily closing price of the Company’s common stock on the TSX Venture Exchange or (ii) the floor price set by the company for each drawn down. The Company is not permitted to make a draw-down request in an amount that exceeds (i)1000% of the average daily trading volume of the Company’s stock for the 15 trading days preceding the draw-down date or (ii) 90% of the closing price on the trading day immediately prior to the issue or the relevant draw down notice and then added to the aggregate purchase price of all the common shares subscribed for pursuant to all prior closings would not exceed the total facility. GEM may accept or reject such drawn down notice based on various conditions described in the agreement. On July 8, 2020, the TSX Venture Exchange provided approval for the Facility.	The initial CAD $100 Million is in the form of a capital commitment that allows the Company to draw down funds during the 36-month term by issuing shares to GEM (or such persons as it may direct) and subject to share lending arrangement(s) being in place. The purchase price of the shares to be sold is set at (i) 90% of the recent average daily closing price of the Company’s common stock on the TSX Venture Exchange or (ii) the floor price set by the company for each drawn down. The Company is not permitted to make a draw-down request in an amount that exceeds (i)1000% of the average daily trading volume of the Company’s stock for the 15 trading days preceding the draw-down date or (ii) 90% of the closing price on the trading day immediately prior to the issue or the relevant draw down notice and then added to the aggregate purchase price of all the common shares subscribed for pursuant to all prior closings would not exceed the total facility. GEM may accept or reject such drawn down notice based on various conditions described in the agreement. On July 8, 2020 the TSX Venture Exchange provided approval for the Facility.
Capital commitments, initial							$ 100		$ 100
Draw down funds, issuing shares, term					36 months
Common stock purchase price based on average daily closing price percentage					90.00%	90.00%	90.00%		90.00%
Drawn down request maximum percentage of average daily trading volume					1000.00%	1000.00%	1000.00%		1000.00%
Drawn down request closing price percentage on trading day prior to issue					90.00%	90.00%	90.00%		90.00%
Warrants issued | shares														2,182,553	2,106,290
GEM Global Yield LLC SCS | Maximum
Debt Instrument [Line Items]
Capital commitments							$ 100		$ 100
Airframe
Debt Instrument [Line Items]
Notes payable												$ 990,000
Debentures
Debt Instrument [Line Items]
Debt instrument term				24 months
Debt instrument interest rate				15.00%
Prepayment period for principal amount of debentures				30 days
Minimum percentage premium on principal amount				10.00%
Senior Secure Notes Due 2029
Debt Instrument [Line Items]
Line of credit periodic payment		$ 35,000,000
Warrant exercise price | $ / shares	$ 1
Debt instrument term		6 years
Loan		$ 35,000,000
Principal amount	$ 35,000,000	$ 35,500,000
Debt instrument maturity date		Jun. 30, 2029
Debt instrument interest at fixed rate		15.00%
Principal payments		$ 0
Interest rate		15.00%
Upfront fees payment percentage		2.00%
Issuance of Warrants		$ 10,000,000
Minimum Adjusted Ebitda For The Fiscal Year Ended December Thirty One Two Thousand And Twenty Three		5,000,000
Minimum Adjusted Ebitda For The Fiscal Year Ended December Thirty One Two Thousand And Twenty four		15,000,000
Minimum Adjusted Ebitda For The Fiscal Year Ended December Thirty One Two Thousand And Twenty Five		25,000,000
Minimum Liquidity Of Measured At Each Quarter End		$ 5,000,000
Notes amount partially pay-off	4,300,000
Total principal balance	35,000,000
Additional notes issued amount	5,000,000
Amount of accrued interest paid	$ 251,000
Warrants issued | shares	142,874
Senior Secure Notes Due 2029 | Class A
Debt Instrument [Line Items]
Number of common stock purchase warrant into which each warrant or right may be converted | shares		1
Warrant exercise price | $ / shares		$ 1
Warrant expiration date		Jun. 30, 2030
Senior Secure Notes Due 2029 | Redeemed on or Prior to August 2, 2026
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed		7.50%
Senior Secure Notes Due 2029 | Redeemed after August 2, 2026 or on or Prior to August 2, 2027
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed		5.00%
Senior Secure Notes Due 2029 | Redeemed After August 2, 2027 or on or Prior to August 2, 2028
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed		2.50%
Senior Secure Notes Due 2029 | Redeemed After August 2, 2028
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed		0.00%
Warrant
Debt Instrument [Line Items]
Debt issuance costs				$ 2,200,000
Warrant | Senior Secure Notes Due 2029
Debt Instrument [Line Items]
Debt issuance costs		$ 3,800,000
Stock Price
Debt Instrument [Line Items]
Warrant measurement input, price per share | $ / shares						$ 1.04
Stock Price | GEM Global Yield LLC SCS
Debt Instrument [Line Items]
Warrants, measurement input														2.03	0.94
Stock Price | Senior Secure Notes Due 2029
Debt Instrument [Line Items]
Warrant measurement input, price per share | $ / shares		$ 0.85
Exercise Price
Debt Instrument [Line Items]
Warrant measurement input, price per share | $ / shares						$ 1.24
Exercise Price | Senior Secure Notes Due 2029
Debt Instrument [Line Items]
Warrant measurement input, price per share | $ / shares		$ 1
Expected Term
Debt Instrument [Line Items]
Warrants, measurement input, term						2 years			2 years
Expected Term | Senior Secure Notes Due 2029
Debt Instrument [Line Items]
Warrants, measurement input, term		6 years 10 months 28 days
Expected Dividend
Debt Instrument [Line Items]
Warrants, expected dividend						$ 0
Warrants, measurement input		0
Expected Dividend | GEM Global Yield LLC SCS
Debt Instrument [Line Items]
Warrants, measurement input														0	0
Expected Dividend | Senior Secure Notes Due 2029
Debt Instrument [Line Items]
Warrants, expected dividend		$ 0
Risk Free Interest Rate
Debt Instrument [Line Items]
Warrants, measurement input		0.0421				0.006			0.006
Risk Free Interest Rate | GEM Global Yield LLC SCS
Debt Instrument [Line Items]
Warrants, measurement input														0.22	0.18
Risk Free Interest Rate | Senior Secure Notes Due 2029
Debt Instrument [Line Items]
Warrants, measurement input		0.0421
Volatility
Debt Instrument [Line Items]
Warrants, measurement input		0.50				1.43			1.43
Volatility | GEM Global Yield LLC SCS
Debt Instrument [Line Items]
Warrants, measurement input														74.7	70
Volatility | Senior Secure Notes Due 2029
Debt Instrument [Line Items]
Warrants, measurement input		0.50